Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties Transactions And Balances [Abstract]
Schedule Of Related Parties Transactions And Balances

Transactions:	Year ended December 31,
	2012	2011	2010
Income -
Sales to affiliated companies (*)	$98,884	$53,490	$33,124
Participation in expenses	$-	$3,923	$3,955

Cost and expenses -
Supplies from affiliated companies (**)	$10,908	$44,840	$57,339

Balances:	December 31,
	2012	2011
Trade receivables and other receivables (*)	$24,121	$21,696
Trade payables and advances(**)	$18,475	$17,767

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.